Harbor Short Duration Fund
Supplement to Prospectus dated March 1, 2010
(as revised May 14, 2010)


All reference to the Harbor Short Duration Fund is hereby deleted from the Prospectus as the Harbor Short
Duration Fund was liquidated and dissolved on October 29, 2010.

Dated:  November 1, 2010

Investors Should Retain This Supplement For Future Reference